LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Narrative (Details) $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about property, plant and equipment
Future landfill post-closure assets	$ 35.3	$ 28.7
Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	$ 0.8	$ 7.3
Discount rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	3.85	3.33
Discount rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	4.84	4.78
Inflation rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	2.68	2.6
Inflation rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment
Significant unobservable input, liabilities	3.18	2.96